Intangible Assets, Net	12 Months Ended
Aug. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
6.	INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of August 31, 2023					As of August 31, 2024
	Cost		Accumulated amortization	Accumulated Impairment	Net amount	Cost		Accumulated amortization	Accumulated Impairment	Net amount
	RMB		RMB	RMB	RMB	RMB		RMB	RMB	RMB
Indefinite lived intangible assets
Brand names	402,928	**	-	(113,385)	289,543	406,602	**	-	(371,711)	34,891
Definite lived intangible assets
Brand names	17,100		(4,061)	-	13,039	17,100		(4,916)	-	12,184
Non-compete agreements	22,001		(17,063)	-	4,938	22,001		(21,167)	-	834
Student bases	21,857		(19,355)	-	2,502	21,857		(20,168)	-	1,689
Others*	2,893		(2,893)	-	-	2,893		(2,893)	-	-
	466,779		(43,372)	(113,385)	310,022	470,453		(49,144)	(371,711)	49,598

Note*:	Others include backlog and license.

Note**:	The increase in cost of brand names in 2023 and 2024 are resulted from the foreign exchange realignment.

Amortization expenses for the intangible assets for the years ended August 31, 2022, 2023 and 2024 were RMB 5,192, RMB 4,341 and RMB 4,184 respectively. As of August 31, 2024, the estimated amortization expenses related to intangible assets for each of the next five years is expected to be RMB 2,534, RMB 1,700, RMB 855, RMB 855 and RMB 855, respectively, and RMB 7,908 thereafter.

Based on the result of the Group’s annual impairment assessment on indefinite lived intangible assets performed as of August 31, 2023, the fair value of indefinite lived intangible assets brand names associated with the Overseas Schools reporting unit exceeded their carrying values, therefore, no impairment loss was recorded. In the Group’s 2023 annual indefinite lived intangible assets impairment assessment for the overseas schools brand names, the key assumptions used are a royalty rate of 3.5% (2022: 3.5%), a discount rate of 15.5% (2022: 15.5%), a terminal growth rate of 2.0% (2022: 2.3%) and forecast future revenue.

Based on the result of the Group’s annual impairment assessment on indefinite lived intangible assets performed as of August 31, 2024, it is determined that the carrying amounts of indefinite lived intangible assets brand names associated with the Overseas Schools reporting unit exceeded their fair values and, therefore, an impairment loss was recorded. The Group has determined that based on the underperformance of the Overseas Schools reporting unit, market conditions and other factors, it was more likely than not that there were indications of impairment. In the Group’s 2024 annual indefinite lived intangible assets impairment assessment for the overseas schools brand names, the key assumptions used are a royalty rate of 0.5% (2023: 3.5%), a discount rate of 16.0% (2023: 15.5%), a terminal growth rate of 1.5% (2023: 2.0%) and forecast future revenue. For the year ended August 31, 2024, the Group recorded RMB 258,326 of impairment loss on indefinite lived intangible assets.